Short-term Borrowings (Tables)	12 Months Ended
Dec. 31, 2015
Short-term Debt [Abstract]
Short-term borrowings maturing in less than 30 days
Table 12.1 shows selected information for short-term borrowings, which generally mature in less than 30 days. We pledge certain financial instruments that we own to collateralize repurchase agreements and other securities financings. For additional information, see the “Pledged Assets” section of Note 14 (Guarantees, Pledged Assets and Collateral).

Table 12.1: Short-Term Borrowings

	2015		2014		2013
(in millions)	Amount	Rate	Amount	Rate	Amount	Rate
As of December 31,
Federal funds purchased and securities sold under agreements to repurchase	$82,948	0.21%	$51,052	0.07%	$36,263	0.05%
Commercial paper	334	0.81	2,456	0.34	5,162	0.18
Other short-term borrowings (1)	14,246	(0.10)	10,010	0.07	12,458	0.31
Total	$97,528	0.17	$63,518	0.08	$53,883	0.12
Year ended December 31,
Average daily balance
Federal funds purchased and securities sold under agreements to repurchase	$75,021	0.09	$44,680	0.08	$36,227	0.08
Commercial paper	1,583	0.36	4,751	0.17	4,702	0.25
Other short-term borrowings (1)	10,861	(0.08)	10,680	0.18	13,787	0.22
Total	$87,465	0.07	$60,111	0.10	$54,716	0.13
Maximum month-end balance
Federal funds purchased and securities sold under agreements to repurchase (2)	$89,800	N/A	$51,052	N/A	$39,451	N/A
Commercial paper (3)	3,552	N/A	6,070	N/A	5,700	N/A
Other short-term borrowings (4)	14,246	N/A	12,209	N/A	16,564	N/A
N/A- Not applicable

(1)	Negative other short-term borrowings rate in 2015 is a result of increased customer demand for certain securities in stock loan transactions combined with the impact of low interest rates.

(2)	Highest month-end balance in each of the last three years was October 2015, December 2014 and May 2013.

(3)	Highest month-end balance in each of the last three years was March 2015, March 2014 and March 2013.

(4)	Highest month-end balance in each of the last three years was December 2015, June 2014 and March 2013.